Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Summary of Accounts Receivable and Ageing Analysis

	As at December 31,
	2023	2024
	RMB’million	RMB’million
Accounts receivable	2,995	3,530
Less: loss allowance for expected credit losses	(77)	(22)
Accounts receivable, net	2,918	3,508
Ageing analysis of the accounts receivable based on invoice date:
Up to 3 months	2,519	3,102
3 to 6 months	177	217
Over 6 months	299	211
	2,995	3,530

Summary of Loss Allowances for Accounts Receivable

The loss allowances for accounts receivable as at December 31, 2023 and 2024 reconciled to the opening loss allowances as follows:

	Year ended December 31,
	2023	2024
	RMB’million	RMB’million
At January 1	61	77
Provision for loss allowance recognized in income statement	17	17
Receivables written off during the year as uncollectible	(1)	(72)
At December 31	77	22